Accounts receivable, net	12 Months Ended
Dec. 31, 2017
Accounts receivable, net
Accounts receivable, net

9.  Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Online direct sales and online marketplace receivables	15,636,019	14,819,862
Advertising receivables	179,498	572,495
Logistics receivables	362,483	1,020,771

Accounts receivable	16,178,000	16,413,128

Allowance for doubtful accounts	(36,993)	(53,981)

Accounts receivable, net	16,141,007	16,359,147

The movements in the allowance for doubtful accounts were as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the year	(27,108)	(38,633)	(36,993)
Additions	(11,525)	—	(16,988)
Reverse	—	1,640	—

Balance at end of the year	(38,633)	(36,993)	(53,981)

The value-added tax receivables due from customers are recorded in online direct sales and online marketplace receivables.

For the account receivables in relation to consumer financing business, as JD Finance performs credit risk assessment services for the individuals and purchases the over-due receivables from the Group at carrying values to absorb the risks and obtain the rewards from such business, no allowance for doubtful accounts in relation to consumer financing receivables were provided.